INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Deferred Tax Asset [Line Items]
Effective tax rate	1251.00%	3.00%	(86.00%)	1.00%
Deferred tax asset	$ 700		$ 700		$ 432
Bermuda
Deferred Tax Asset [Line Items]
Deferred tax asset	364		364		$ 35
Deferred tax asset, profit and loss	314		314
Deferred tax asset, equity	$ 50		$ 50